CAPITAL RISK MANAGEMENT - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	Mar. 15, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt		$ 1,551			$ 1,450
Short-term borrowings		2,200			1,221
Total		6,494			6,985
Letters of Credit
Disclosure of detailed information about business combination [line items]
Current portion of long-term debt				$ 360
Non-revolving credit facility borrowings
Disclosure of detailed information about business combination [line items]
Short-term borrowings		$ 507	$ 400	$ 1,200	$ 0	$ 0
Shaw
Disclosure of detailed information about business combination [line items]
Price per share (in USD per share) | $ / shares	$ 40.50
Borrowings recognised as of acquisition date	$ 6,000